Other Assets - Schedule of Deferred Financing Cost Movement (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Financing Cost Movement [Abstract]
Opening		$ 3,806,246
Costs incurred related to committed debt facilities		19,964,000	7,567,155
Reclassification to debt upon borrowings		(7,590,005)	(3,760,909)
Financing expense	[1]	(1,927,110)
Ending balance		$ 14,253,131	$ 3,806,246

[1]	Financing expense represents the excess of the fair value of instruments issued (including subscriber shares and commitment shares) over the proceeds allocated to the related convertible note for respective tranches.